SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Detail) - USD ($) $ in Millions		Dec. 31, 2016		Dec. 31, 2015		Apr. 01, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Other assets		$ 339.6		$ 335.8
Total assets		33,427.5		29,819.3
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	[1]	2,495.5		2,067.8
Dividends payable		395.4		519.2			$ 404.1
Total liabilities		24,986.7		22,065.0
Redeemable noncontrolling interest (NCI)		483.7	[2]	464.9	[2]	$ 0.0
Common shares, $1.00 par value (authorized 900.0; issued 797.5 and 797.6 including treasury shares of 217.6 and 214.0)		579.9		583.6
Paid-in capital		1,303.4		1,218.8
Retained earnings		5,140.4		4,686.6
Total accumulated other comprehensive income		933.4		800.4			1,023.1	$ 951.7
Total shareholders’ equity		7,957.1		7,289.4			$ 6,928.6
Total liabilities, redeemable NCI, and shareholders’ equity		33,427.5		29,819.3
Parent Company
Assets
Investment in affiliate		5.0		5.0
Investment in subsidiaries	[3]	10,280.9		9,192.3
Receivable from investment subsidiary	[3]	1,121.9		1,200.5
Intercompany receivable	[3]	443.3		406.0
Net deferred income taxes		97.1		90.6
Other assets		137.3		124.8
Total assets		12,085.5		11,019.2
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities		228.4		202.7
Dividends payable		395.4		519.2
Debt		3,020.9		2,543.0
Total liabilities		3,644.7		3,264.9
Redeemable noncontrolling interest (NCI)		483.7		464.9
Common shares, $1.00 par value (authorized 900.0; issued 797.5 and 797.6 including treasury shares of 217.6 and 214.0)		579.9		583.6
Paid-in capital		1,303.4		1,218.8
Retained earnings		5,140.4		4,686.6
Total accumulated other comprehensive income		933.4		800.4
Total shareholders’ equity		7,957.1		7,289.4
Total liabilities, redeemable NCI, and shareholders’ equity		$ 12,085.5		$ 11,019.2

[1]	See Note 12 – Litigation and Note 13 – Commitments and Contingencies for further discussion.
[2]	See Note 15 – Redeemable Noncontrolling Interest for further discussion.
[3]	Eliminated in consolidation.